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REICH & TANG
EQUITY FUND, INC.                         600 FIFTH AVENUE, NEW YORK, N.Y. 10020
                                                                  (212) 830-5200
================================================================================






Dear Shareholder:



We are pleased to present the semi-annual report of Reich & Tang Equity Fund, Inc. for the period ended June 30, 1998.

The Equity Fund's net asset value per share on June 30, 1998 was $18.06 as compared to $17.25 at December 31, 1997. The Fund registered an increase of 4.8% during the first-half year, after adjusting for dividend payments of $0.025 per share. The Fund held 43 companies, with the top ten holdings accounting for 35.8% of total net assets. Equity investments comprised 91.73% of total portfolio assets on June 30, 1998. The Fund had 708 shareholders.

We look forward to continuing to serve your equity investment needs.



Sincerely,



\s\Richard E. Smith III



Richard E. Smith III
Chairman










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REICH & TANG EQUITY FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1998
(UNAUDITED)
================================================================================

                                                                                                    Value
                                                                              Shares               (Note 1)
                                                                              ------                ------
Common Stocks (91.73%)
------------------------------------------------------------------------------------------------------------------------------------
 Aerospace/Defense (2.21%)
 Sundstrand Corporation                                                        31,000           $     1,774,750
                                                                                                 --------------

 Agriculture (0.10%)
 Freeport McMoRan Sulphur, Inc.*                                                6,233                    82,587
                                                                                                 --------------

 Auto Original Equipment (0.40%)
 OEA, Inc.                                                                     20,000                   320,000
                                                                                                 --------------

 Auto Parts - Replacements (2.94%)
 Federal - Mogul Corporation                                                   35,000                 2,362,500
                                                                                                 --------------

 Business Equipment & Supplies (4.79%)
 Diebold, Inc.                                                                 44,000                 1,270,500
 Reynolds & Reynolds                                                          142,000                 2,582,625
                                                                                                 --------------
                                                                                                      3,853,125
                                                                                                 --------------
 Chemical (Specialty) (0.92%)
 Hercules Incorporated                                                         18,000                   740,250
                                                                                                 --------------

 Commercial Services (4.47%)
 Deluxe Corporation                                                            47,500                 1,701,094
 Manpower Inc.                                                                 66,000                 1,893,375
                                                                                                 --------------
                                                                                                      3,594,469
                                                                                                 --------------
 Communications Equipment (4.25%)
 Commscope Inc.*                                                              100,000                 1,618,750
 General Instrument Corporation*                                               40,000                 1,087,500
 Scientific-Atlanta Inc.                                                       28,000                   710,500
                                                                                                 --------------
                                                                                                      3,416,750
                                                                                                 --------------
 Computer and Computer Services (3.98%)
 Policy Management Systems*                                                    51,000                 2,001,750
 Wang Laboratories, Inc.*                                                      47,000                 1,197,031
                                                                                                 --------------
                                                                                                      3,198,781
                                                                                                 --------------
 Converted Paper Products (4.54%)
 Sonoco Products Company                                                       77,920                 2,357,080
 Wausau-Mosinee Paper Co.                                                      56,600                 1,294,725
                                                                                                 --------------
                                                                                                      3,651,805
                                                                                                 --------------
 Drugs (3.75%)
 Allergan Inc.                                                                 65,000                 3,014,375
                                                                                                 --------------

 Electronics (1.10%)
 General Semiconductor Inc.*                                                   90,000                   888,750
                                                                                                 --------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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================================================================================

                                                                                                    Value
                                                                              Shares               (Note 1)
                                                                              ------                ------
Common Stocks (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 Energy (3.24%)
 Kerr-McGee Corporation                                                        45,000           $    2,604,375
                                                                                                 -------------

 Food Processing (0.83%)
 Universal Foods Corp.                                                         30,000                  665,625
                                                                                                 -------------

 Grocery (1.51%)
 Food Lion, Inc. Class A                                                      114,000                1,211,250
                                                                                                 -------------

 Home Furnishings (3.92%)
 Shaw Industries                                                              179,000                3,154,875
                                                                                                 -------------

 Imaging (3.29%)
 Polaroid Corp.                                                                74,500                2,649,406
                                                                                                 -------------

 Industrial Products (2.81%)
 Albany International Corp.                                                    30,150                  721,716
 BMC Industries Inc.                                                           49,000                  428,750
 Corning Incorporated                                                          22,500                  781,875
 Dexter Corporation (The)                                                      10,300                  327,668
                                                                                                 -------------
                                                                                                     2,260,009
                                                                                                 -------------
 Industrial Services (3.42%)
 Harsco Corp.                                                                  60,000                2,748,750
                                                                                                 -------------

 Insurance (Prop/Casualty) (1.11%)
 Trenwick Group Inc.                                                           23,000                  893,406
                                                                                                 -------------

 Machinery (3.38%)
 York International Corp.                                                      62,500                2,722,656
                                                                                                 -------------

 Medical Supplies & Equipment (4.53%)
 St. Jude Medical Inc.*                                                        99,000                3,644,438
                                                                                                 -------------

 Newspaper (3.83%)
 Lee Enterprises, Inc.                                                        100,700                3,083,938
                                                                                                 -------------

 Office Equipment & Supplies (2.09%)
 Pitney Bowes, Inc.                                                            35,000                1,684,375
                                                                                                 -------------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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REICH & TANG EQUITY FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998
(UNAUDITED)
================================================================================

                                                                                                     Value
                                                                              Shares                (Note 1)
                                                                              ------                 ------
Common Stocks (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 Oil Field Services/Equipment (2.03%)
 Camco International Inc.                                                         21,000         $    1,635,375
                                                                                                  -------------

 Packaging & Containers (2.70%)
 Ball Corporation                                                                 54,000              2,170,125
                                                                                                  -------------

 Precision Instruments (10.72%)
 Millipore Corporation                                                            39,000              1,062,750
 Snap-On Tools Corp.                                                              69,500              2,519,375
 Teleflex Inc.                                                                    61,000              2,318,000
 Varian Associates                                                                69,900              2,726,100
                                                                                                  -------------
                                                                                                      8,626,225
                                                                                                  -------------
 Publishing (0.83%)
 Houghton Mifflin Company                                                         21,000                666,750
                                                                                                  -------------

 Retail Store (2.72%)
 Nine West Group Inc.*                                                            81,500              2,185,219
                                                                                                  -------------

 Steel (General) (2.10%)
 Allegheny Teledyne, Inc.                                                         74,000              1,692,750
                                                                                                  -------------

 Textile - Apparel (3.22%)
 Fruit of the Loom, Inc.*                                                         78,000              2,588,625
                                                                                                  -------------


 Total Common Stocks (Cost $56,439,935)                                                          $   73,786,314
                                                                                                  -------------
                                                                                Face
                                                                               Amount
                                                                               ------
Short-Term Investments (7.05%)
------------------------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements (7.05%)
 Morgan (J.P.) Securities Inc., 5.80%, due 07/01/98
 (Collateralized by $5,799,000, U.S. Treasury Note, 5.375%, due 06/30/00)   $  5,671,000         $    5,671,000
                                                                                                  -------------
 Total Short-Term Investments (Cost $5,671,000)                                                  $    5,671,000
                                                                                                  -------------
 Total Investments (98.78%) (Cost $62,110,935+)                                                      79,457,314
 Cash and Other Assets net of Liabilities (1.22%)                                                       979,685
                                                                                                  -------------
 Net Assets (100.00%) 4,454,919 shares outstanding (Note 3)                                      $   80,436,999
                                                                                                  =============
 Net asset value, offering and redemption price per share                                        $        18.06
                                                                                                  =============

 *   Non-income producing.
 + Aggregate cost for federal income tax purposes is $62,114,614. Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $20,617,075 and $3,274,375 respectively.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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REICH & TANG EQUITY FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)
================================================================================


INVESTMENT INCOME



 Income:
    Dividends...........................................................................   $        585,135
    Interest............................................................................             45,410
                                                                                            ---------------
         Total income...................................................................            630,545
                                                                                            ---------------
 Expenses: (Note 2)
    Investment management fee...........................................................            344,332
    Administration fee..................................................................             86,083
    Distribution expenses...............................................................              9,403
    Custodian fees......................................................................              6,731
    Shareholder servicing and related shareholder expenses..............................             29,837
    Legal, compliance and filing fees...................................................             15,595
    Audit and accounting................................................................             21,363
    Directors' fees and expenses........................................................              6,000
    Other...............................................................................              1,972
                                                                                            ---------------
    Total expenses......................................................................            521,316
    Expenses paid indirectly............................................................   (          1,238)
                                                                                            ---------------
    Net expenses........................................................................            520,078
                                                                                            ---------------
 Net investment income..................................................................            110,467
                                                                                            ---------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain on investments.......................................................          8,495,781
 Net unrealized depreciation of investments.............................................   (      3,902,860)
                                                                                            ---------------
         Net gain on investments........................................................          4,592,921
                                                                                            ---------------
 Increase (decrease) in net assets from operations......................................   $      4,703,388
                                                                                            ===============





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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REICH & TANG EQUITY FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                              Six Months
                                                                                 Ended                 Year
                                                                             June 30, 1998             Ended
                                                                              (Unaudited)        December 31, 1997
                                                                               ---------         -----------------

INCREASE (DECREASE) IN NET ASSETS


 Operations:

     Net investment income...............................................   $        110,467       $       516,508

     Net realized gain on investments....................................          8,495,781            14,165,978

     Change in unrealized appreciation (depreciation) of investments.....   (      3,902,860)      (     2,380,486)
                                                                             ---------------        --------------
     Increase in net assets from operations..............................          4,703,388            12,302,000

 Distributions from:

     Net investment income...............................................   (        116,110)      (       516,546)

     Net realized gain on investments....................................            --            (    14,163,425)

 Capital share transactions (Note 3).....................................   (     12,703,654)      (       369,108)
                                                                             ---------------        --------------
     Total increase (decrease)...........................................   (      8,116,376)      (     2,747,079)

 Net Assets:

     Beginning of period.................................................         88,553,375            91,300,454
                                                                             ---------------        --------------
     End of period.......................................................   $     80,436,999       $    88,553,375
                                                                             ===============        ==============












--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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REICH & TANG EQUITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies.

Reich & Tang Equity Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek growth of capital by investing primarily in equity securities which management of the Fund believes to be undervalued. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last reported sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities, are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     d) General -
     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions which exceed net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net realized gains. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities plus accrued interest are sufficient to cover the value of the repurchase agreements.


--------------------------------------------------------------------------------

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REICH & TANG EQUITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. ("The Manager") equal to .80% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .20% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under securities and Exchange Commission Rule 12b-1, the Fund may pay certain costs associated with the distribution of the Fund's shares subject to a limit of 0.05% of the Fund's average net assets.

Brokerage commissions paid during the period to Reich & Tang Distributors L.P. amounted to $11,737.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $500 per meeting attended.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $1,238. Included under the same caption are fees of $21,670 paid to Reich & Tang Services, L.P. an affiliate of the Manager as servicing agent for the Fund.

3. Capital Stock.

At June 30, 1998 100,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $54,604,161. Transactions in capital stock were as follows:

                                                    Six Months
                                                       Ended                               Year Ended
                                                   June 30, 1998                        December 31, 1997
                                           ----------------------------          -----------------------------
                                              Shares          Amount                Shares           Amount
                                           ------------   -------------          ------------    -------------
Sold................................          1,245,750    $ 22,664,651             3,012,372     $ 57,159,466
Issued on reinvestment of dividends.              5,755         107,585               767,092       13,280,049
Redeemed............................       (  1,929,480)  (  35,475,890)         (  3,690,748)   (  70,808,623)
                                            -----------    ------------           -----------     ------------
Net increase (decrease).............       (    677,975)  ($ 12,703,654)               88,716    ($    369,108)
                                            ===========    ============           ===========     ============

4. Investment Transactions.

Purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $12,396,311 and $29,903,589, respectively. Accumulated undistributed net realized gains at June 30, 1998 amounted to $8,492,102.



--------------------------------------------------------------------------------

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================================================================================


5. Financial Highlights.
                                                Six Months
                                                   Ended                            Year Ended December 31,
                                                               ----------------------------------------------------------------
                                               June 30, 1998     1997          1996          1995           1994          1993
                                               -------------   --------      --------      --------       --------      --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period........    $  17.25      $  18.10      $  17.73      $  15.39       $  17.61      $  16.92
                                                 --------      --------      --------      --------       --------      --------
 Income from investment operations:
 Net investment income.......................        0.02          0.11          0.15          0.22           0.24          0.21
 Net realized and unrealized
    gains (losses) on investments............        0.81          2.38          2.83          4.10           0.05          2.12
                                                 --------      --------      --------      --------       --------      --------
 Total from investment operations............        0.83          2.49          2.98          4.32           0.29          2.33
                                                 --------      --------      --------      --------       --------      --------
 Less distributions:
 Dividends from net investment income........    (   0.02)     (   0.11)     (   0.15)     (   0.22)      (   0.24)     (   0.21)
 Distributions from net realized gains.......    (   --  )     (   3.23)     (   2.46)     (   1.76)      (   2.27)     (   1.43)
                                                 --------      --------      --------      --------       --------      --------
 Total distributions.........................    (   0.02)     (   3.34)     (   2.61)     (   1.98)      (   2.51)     (   1.64)
                                                 --------      --------      --------      --------       --------      --------
 Net asset value, end of period..............    $  18.06      $  17.25      $  18.10      $  17.73       $  15.39      $  17.61
                                                 ========      ========      ========      ========       ========      ========
 Total Return................................        4.8%         13.8%         16.9%         28.2%           1.7%         13.8%
 Ratios/Supplemental Data
 Net assets, end of period (000).............    $ 80,437      $ 88,553      $ 91,300      $112,333       $ 90,639      $105,181
 Ratios to average net assets:
    Expenses.................................        1.21%*        1.21%(a)      1.22%(a)      1.15%          1.17%         1.15%
    Net investment income....................        0.26%*        0.56%         0.79%         1.21%          1.35%         1.15%
 Portfolio turnover rate.....................       14.86%        29.59%        31.70%        27.69%         25.80%        26.69%


 (a) Includes expenses paid indirectly, equivalent to .01% of average net assets.
 (b) Required by regulations issued in 1995.

 *   Annualized








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-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund"s
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
----------------------------------------------------



Reich & Tang Equity Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020










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                                             REICH & TANG
                                             EQUITY FUND, INC.





                                                  Semi-Annual Report
                                                    June 30, 1998
                                                      (Unaudited)
















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